UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue
         Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $552,662 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300    19024  1600000 SH       SOLE                  1600000        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    28410  1000000 SH       SOLE                  1000000        0        0
BARNES & NOBLE INC             COM              067774109    24675  1500000 SH       SOLE                  1500000        0        0
BLYTH INC                      COM NEW          09643P207     8680   500000 SH       SOLE                   500000        0        0
COMVERSE INC                   COM              20585P105    23834   850000 SH       SOLE                   850000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    35879  3350000 SH       SOLE                  3350000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    39983  2250000 SH       SOLE                  2250000        0        0
GENCORP INC                    COM              368682100    23275  1750000 SH       SOLE                  1750000        0        0
GENERAL DYNAMICS CORP          COM              369550108    38781   550000 SH       SOLE                   550000        0        0
GENERAL MTRS CO                COM              37045V100    41730  1500000 SH       SOLE                  1500000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    34371  1350000 SH       SOLE                  1350000        0        0
LIBERTY MEDIA CORP DELAWARE    CL A             531229102    27908   250000 SH       SOLE                   250000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    23805  2250000 SH       SOLE                  2250000        0        0
NORDION INC                    COM              65563C105     6610  1000000 SH       SOLE                  1000000        0        0
OLD REP INTL CORP              COM              680223104    26691  2100000 SH       SOLE                  2100000        0        0
PHH CORP                       COM NEW          693320202    21960  1000000 SH       SOLE                  1000000        0        0
QLT INC                        COM              746927102    26520  3000000 SH       SOLE                  3000000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    28485  1500000 SH       SOLE                  1500000        0        0
SUNCOKE ENERGY INC             COM              86722A103    24495  1500000 SH       SOLE                  1500000        0        0
SUNCOKE ENERGY PARTNERS L P    COMUNIT REP LT   86722Y101     2090   100000 SH       SOLE                   100000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    45456  1600000 SH       SOLE                  1600000        0        0